Issuance of ordinary shares and warrants	12 Months Ended
Dec. 31, 2015
Issuance of ordinary shares and warrants
Issuance of ordinary shares and warrants

22.  Issuance of ordinary shares and warrants

On August 14, 2013, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a single institutional investor, Capital Ventures International (the “Investor”), to issue in a registered direct offering an aggregate of US$ 24 million (RMB equivalent 147,998) for 15,228,425 ordinary shares, US$0.0001 par value per share, of the Company (“Ordinary Shares”), represented by 3,045,685 American Depositary Shares (each, an “ADS”) at a price of US$7.88 per ADS.  The offering price is 94% of the volume-weighted average price of the Company’s ADSs on August 13, 2013 (i.e. US$ 8.383 per ADS per Bloomberg on August 13, 2013).  The offering resulted in net proceeds of RMB128,529, after deducting the placement fees and offering expenses.

Series A and B Warrants

In conjunction with the ordinary share offering, the Company also issued to the Investor Series A-1 Warrant, Series A-2 Warrant, Series A-3 Warrant, and Series B Warrant (“Warrants”) to acquire up to 12,724,164 ordinary shares (or 2,544,833 ADSs), 12,724,164 ordinary shares (or 2,544,833 ADSs), 12,724,164 ordinary shares (or 2,544,833 ADSs), and 50,896,656 ordinary shares (or 10,179,332 ADSs), respectively.

The Series A-1 warrant to purchase ordinary shares can be exercised on or prior to the date that is three months after the date it is issued at an initial exercise price of US$1.886 per ordinary share (equivalent to an exercise price of US$9.43 per ADS), subject to anti-dilution adjustments with respect to issuances of ordinary shares, options or convertible securities, or the modification of issued options or convertible securities. The Series A-2 warrant to purchase ordinary shares can be exercised on or prior to the date that is six months after the date it is issued at an initial exercise price of US$1.886 per ordinary share (equivalent to an exercise price of US$9.43 per ADS), subject to anti-dilution adjustments with respect to issuances of ordinary shares, options or convertible securities, or the modification of issued options or convertible securities. The Series A-3 warrant to purchase ordinary shares can be exercised on or prior to the date that is nine months after the date it is issued at an initial exercise price of US$1.886 per ordinary share (equivalent to an exercise price of US$9.43 per ADS), subject to anti-dilution adjustments with respect to issuances of ordinary shares, options or convertible securities, or the modification of issued options or convertible securities.

The Series B warrant to purchase up ordinary shares represented by ADSs at an initial exercise price of US$2.18 per ordinary share (equivalent to an exercise price of US$10.90 per ADS), subject to anti-dilution adjustments with respect to issuances of ordinary shares, options or convertible securities, or the modification of issued options or convertible securities, and subject to reset on the date that is nine months after the date it is issued. The Series B Warrant being offered is exercisable on the date that is one day after the one-year anniversary of the date on which it is issued and expires on the date that is two years after the date on which the Series B Warrant is first exercisable.

At any time after the issuance of warrants, the holders of the warrants shall be entitled to participate in such distribution to the same extent that the Holder would have participated therein if the Holder had held the number of Ordinary Shares and/or ADSs, as applicable, acquirable upon complete exercise of this Warrant (without regard to any limitations on exercise hereof, including without limitation). The holders of the warrants are entitled to receive any dividends paid or distributions made, except with respect to share dividends covered by the anti-dilution adjustment provision of the warrant, to the holders of our ordinary shares to the extent the holders of each warrant would have participated if such holders held a number of shares, acquirable upon exercise of such warrant.

In November 2013, February 2014, and May 2014, the Series A-1 Warrant, Series A-2 Warrant and Series A-3 Warrant, respectively, were exercised in full at the price of US$ 9.43 per ADS. The fair value of warrant liability for Series A-1 Warrant, Series A-2 Warrant and Series A-3 Warrant on respective warrant exercise date was RMB35,693, RMB2,797 and RMB 3,530, respectively, which was reclassified to additional paid-in- capital upon exercises.

In accordance with ASC subtopic 815-10, the warrants are deemed legally detachable and separately exercisable from the ordinary shares and thus accounted for as a freestanding instrument. As the warrants are denominated in US Dollar, yet the Company’s functional currency is RMB, warrants are not considered indexed to the Company’s own stock. Accordingly, the warrants are liability derivatives which need to be fair valued on day one and mark to market subsequently at each reporting period end, with the fair value gain or loss arising from the re-measurement recognized in the Consolidated Statements of Operations and Comprehensive (Loss)/Income.

On the transaction date, the sales proceeds are first allocated to the warrant based on the warrants’ full fair value of RMB 172,916 and the residual amount of the sales proceeds is allocated to the ordinary shares. The fair value of the warrants in excess of net proceeds of the equity offering of RMB 44,396, was charged to retained earnings as a deemed dividend due to this portion is a benefit transferred from existing shareholders to the new investor. Such amount charged as deemed dividend on the transaction date and is an adjustment to net loss available to attributable to JA Solar Holdings for basic and diluted EPS calculation, as an effective dividend from existing ordinary shareholders. For the year ended December 31, 2014 and 2015, RMB 74,014 of gain and RMB 39,593 of gain, respectively, was recognized based on a subsequent change in fair value of the warrants in the Company’s Consolidated statements of Operations and Comprehensive (Loss) /Income.(Note 27)

The series A-1, A-2, A-3 and B warrants are participating securities because they had contractual rights to share in the profits but not losses of the Company. For the year ended December 31, 2013, the computation of basic loss per share using the two-class method was not applicable as the Company was in a net loss position. For the years ended December 31, 2014 and 2015, the computation of basic earnings per share using the two-class method was applicable as the Company was making profit in year 2014 and 2015.